12. SIGNIFICANT FOURTH QUARTER ADJUSTMENTS	12 Months Ended
Mar. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
SIGNIFICANT FOURTH QUARTER ADJUSTMENTS	During the fourth quarter of the fiscal years ended March 31, 2015 and 2014, we did not deem any unusual or infrequently occurring items or adjustments to be material to our fourth quarter results.